FAIR VALUE MEASUREMENT - Assets and liabilities measured or disclosed at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative assets	$ 1,392
Total Assets	1,392
Fair Value Measurements Recurring
Assets
Total Assets		$ 0
Liabilities
Liability measured at fair value	0	$ 0
Significant other observable inputs (Level 2)
Assets
Derivative assets	1,392
Total Assets	$ 1,392